Label	Element	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate		Feb. 22, 2013
Dunham International Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		1.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		0.25%
Other Expenses	rr_OtherExpensesOverAssets		0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		2.23%
1 Year	rr_ExpenseExampleYear01		$ 788
3 Years	rr_ExpenseExampleYear03		1,232
5 Years	rr_ExpenseExampleYear05		1,701
10 Years	rr_ExpenseExampleYear10		2,992
1 Year	rr_AverageAnnualReturnYear01		11.51%
5 Years	rr_AverageAnnualReturnYear05		(1.91%)
Life of Fund	rr_AverageAnnualReturnSinceInception		(1.37%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jan. 03, 2007
Dunham International Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		1.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		1.00%
Other Expenses	rr_OtherExpensesOverAssets		0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		2.98%
1 Year	rr_ExpenseExampleYear01		301
3 Years	rr_ExpenseExampleYear03		921
5 Years	rr_ExpenseExampleYear05		1,567
10 Years	rr_ExpenseExampleYear10		3,299
1 Year	rr_AverageAnnualReturnYear01		17.55%
5 Years	rr_AverageAnnualReturnYear05		(1.49%)
Life of Fund	rr_AverageAnnualReturnSinceInception		3.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate		Dec. 10, 2004
Dunham International Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		1.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses	rr_OtherExpensesOverAssets		0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		1.98%
1 Year	rr_ExpenseExampleYear01		201
3 Years	rr_ExpenseExampleYear03		621
5 Years	rr_ExpenseExampleYear05		1,068
10 Years	rr_ExpenseExampleYear10		2,306
Annual Return 2005	rr_AnnualReturn2005		11.08%
Annual Return 2006	rr_AnnualReturn2006		24.66%
Annual Return 2007	rr_AnnualReturn2007		1.59%
Annual Return 2008	rr_AnnualReturn2008		(42.72%)
Annual Return 2009	rr_AnnualReturn2009		48.23%
Annual Return 2010	rr_AnnualReturn2010		13.67%
Annual Return 2011	rr_AnnualReturn2011		(14.81%)
Annual Return 2012	rr_AnnualReturn2012		18.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		32.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Sep. 01, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(22.89%)
1 Year	rr_AverageAnnualReturnYear01		18.68%
5 Years	rr_AverageAnnualReturnYear05		(0.49%)
Life of Fund	rr_AverageAnnualReturnSinceInception		4.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate		Dec. 10, 2004
Dunham International Stock Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		18.25%
5 Years	rr_AverageAnnualReturnYear05		(0.78%)
Life of Fund	rr_AverageAnnualReturnSinceInception		3.66%	[2]
Dunham International Stock Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		12.14%
5 Years	rr_AverageAnnualReturnYear05		(0.54%)
Life of Fund	rr_AverageAnnualReturnSinceInception		3.61%	[2]
Dunham International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		Dunham International Stock Fund
Objective [Heading]	rr_ObjectiveHeading		Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock		The Fund seeks to maximize total return from capital appreciation and dividends.
Expense [Heading]	rr_ExpenseHeading		Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 99 of the Fund's Prospectus and in How to Buy and Sell Shares on page 98 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts		You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees		The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading		Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading		Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by investing in equities (common and preferred stock and depositary receipts for common and preferred stock) of international corporations traded on stock exchanges around the world, including those in emerging markets, alternative trading venues or in the over-the-counter market.  To the extent the Fund's currency exposure differs from the MSCI All Country World ex US Index Net, the Sub-Adviser typically seeks to hedge this foreign currency exposure using forward currency exchange contracts.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of non-U.S. companies in at least three foreign countries, which may include companies located or operating in established or emerging market countries.  The Fund defines a non-U.S. company as one that is domiciled, has its principal place of business, derives at least 50% of its revenue or profits, or has at least 50% of its assets outside the U.S.  The primary regions of investment are Western Europe, the United Kingdom, Japan, Canada,

Australia and Asia.  The Sub-Adviser generally constructs its portfolios by using proprietary econometric models and a proprietary optimization process that balances the trade-off between a stock's expected return, its contribution to portfolio level risk, portfolio specific restrictions, and its opportunity costs relative to trading costs.  Buys and sells occur when opportunities arise that improve the portfolio's risk adjusted benchmark relative expected returns, net of amortized transaction costs. The Fund's Sub-Adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading		Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund's net asset value and performance.

Currency Risk – Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

Derivatives Risk – Financial derivatives, such as forward contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived.  Derivatives may also create leverage which will amplify the effect on the Fund, which may produce significant losses.

Emerging Markets Risks – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Foreign Investing – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities.  Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of a Fund's transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund's investments may decline in value if the stock markets perform poorly.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.  The Class A sales charge is reflected in the average annual total return table.  Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a Predecessor Fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture		Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading		Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock		During the periods shown in the bar chart, the highest return for a quarter was 32.82% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.89% (quarter ended September 2008).
Performance Table Heading	rr_PerformanceTableHeading		Dunham International Stock Fund AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads		The Class A sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate		After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown		After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.  After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham International Stock Fund | MSCI All Country World ex U.S. Index Net (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		16.83%
5 Years	rr_AverageAnnualReturnYear05		(2.89%)
Life of Fund	rr_AverageAnnualReturnSinceInception		5.78%	[2]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.